Debt Issuance Costs	12 Months Ended
Dec. 31, 2015
Debt Issuance Costs [Abstract]
Debt Issuance Costs
8.	Debt Issuance Costs

Debt issuance costs consisted of the following at December 31, 2015 and 2014:

	2015	2014
Financial advisor fee	$108,000	$108,000
Legal fees	56,229	56,229
Fair value of warrants issued (as disclosed in Note 15 )	11,024	11,024
	175,253	175,253
Less: accumulated amortization	(170,049)	(149,234)
	$5,204	$26,019

Amortization expense of debt issuance costs for the years ended December 31, 2015 and 2014 amounted to $20,815 and $59,574, respectively, and is included in interest expense on the accompanying consolidated statements of operations. Future estimated amortization expense of deferred loan costs for the year ending December 31, 2016 is $5,204.